UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS OPPORTUNITY FUND

Shares	Security	Value
COMMON STOCK – (96.77%)

AUTOMOBILES & COMPONENTS – (1.94%)
376,080	Harley-Davidson, Inc.	$17,378,657
141,886	WABCO Holdings Inc.	6,633,171
		24,011,828
CAPITAL GOODS – (5.01%)
425,660	American Standard Cos, Inc.	15,162,009
1,274,010	Blount International, Inc.*	14,472,754
284,390	Franklin Electric Co., Inc.	11,696,961
207,700	Shaw Group Inc.*	12,067,370
172,490	Taeyoung Engineering & Construction (South Korea)	2,252,246
143,057	Tyco International Ltd.	6,343,147
		61,994,487
CAPITAL MARKETS – (4.75%)
2,959,590	E*TRADE Financial Corp.*	38,622,649
85,452	Julius Baer Holding, Ltd. AG (Switzerland)	6,389,175
164,210	Legg Mason, Inc.	13,841,261
		58,853,085
COMMERCIAL BANKS – (2.97%)
527,570	Commerce Bancorp, Inc.	20,459,165
324,234	Wachovia Corp.	16,260,335
		36,719,500
COMMERCIAL SERVICES & SUPPLIES – (0.38%)
47,500	D&B Corp.	4,683,975
CONSUMER DURABLES & APPAREL – (10.61%)
790,110	Garmin Ltd.	94,323,332
412,254	Hunter Douglas NV (Netherlands)	37,034,769
		131,358,101
CONSUMER FINANCE – (1.08%)
644,900	Discover Financial Services*	13,413,920
CONSUMER SERVICES – (1.77%)
379,000	H&R Block, Inc.	8,027,220
409,440	Yum! Brands, Inc.	13,851,355
		21,878,575
DIVERSIFIED FINANCIAL SERVICES – (2.65%)
10,600	Nymex Holdings Inc.	1,379,908
194,000	Oaktree Capital Group LLC, Class A (b)	7,178,000
220,471	Pargesa Holding S.A., Bearer Shares (Switzerland)	24,295,838
		32,853,746
ENERGY – (3.60%)
231,040	Tenaris S.A., ADR (Argentina)	12,157,325
286,120	Transocean Inc.*	32,345,866
		44,503,191

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

FOOD & STAPLES RETAILING – (1.41%)
158,000	Costco Wholesale Corp.	$9,702,780
159,420	Whole Foods Market, Inc.	7,809,189
		17,511,969
FOOD, BEVERAGE & TOBACCO – (3.88%)
179,855	Heineken Holding NV (Netherlands)	10,309,860
8,060	Lotte Chilsung Beverage Co., Ltd. (South Korea)	12,294,318
11,180	Lotte Confectionery Co., Ltd. (South Korea)	19,447,727
61,370	Nong Shim Holdings Co., Ltd. (South Korea)	5,968,018
		48,019,923
HEALTH CARE EQUIPMENT & SERVICES – (7.54%)
103,345	Cardinal Health, Inc.	6,462,163
143,057	Covidien Ltd.*	5,936,865
151,780	IDEXX Laboratories, Inc.*	16,670,756
475,700	Lincare Holdings Inc.*	17,415,377
880,180	Omnicare, Inc.	29,160,363
365,220	UnitedHealth Group Inc.	17,687,605
		93,333,129
HOUSEHOLD & PERSONAL PRODUCTS – (1.10%)
65,684	Pacific Corp. (South Korea)	13,672,205
INSURANCE BROKERS – (1.60%)
753,260	Brown & Brown, Inc.	19,810,738
LIFE & HEALTH INSURANCE – (2.56%)
111,690	AFLAC Inc.	6,370,798
633,330	Power Corp. of Canada (Canada)	25,380,318
		31,751,116
MATERIALS – (1.85%)
257,050	Sealed Air Corp.	6,570,198
334,570	Sigma-Aldrich Corp.	16,310,287
		22,880,485
MEDIA – (7.28%)
457,000	Comcast Corp., Special Class A*	10,945,150
771,700	Grupo Televisa S.A., ADR (Mexico)	18,651,989
96,825	Lagardere S.C.A. (France)	8,241,254
726,570	Virgin Media Inc.	17,626,588
374,200	Walt Disney Co.	12,868,738
1,607,150	WPP Group PLC (United Kingdom)	21,768,055
		90,101,774

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (2.65%)
395,160	Johnson & Johnson	$25,962,012
117,800	Thermo Fisher Scientific, Inc.*	6,799,416
		32,761,428
PROPERTY & CASUALTY INSURANCE – (5.39%)
271,660	Ambac Financial Group, Inc.	17,090,131
51,000	FPIC Insurance Group, Inc.*	2,193,510
78,455	Markel Corp.*	37,972,220
155,350	MBIA Inc.	9,484,117
		66,739,978
REINSURANCE – (2.32%)
55,690	Everest Re Group, Ltd.	6,139,266
153,110	RenaissanceRe Holdings Ltd.	10,014,925
179,545	Transatlantic Holdings, Inc.	12,627,400
		28,781,591
RETAILING – (6.73%)
206,050	Bed Bath & Beyond Inc.*	7,032,486
1,123,800	CarMax, Inc.*	22,846,854
339,670	Lowe’s Cos, Inc.	9,517,553
1,840,830	Netflix Inc.*	38,169,610
89,970	Target Corp.	5,719,393
		83,285,896
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (2.61%)
882,980	Texas Instruments Inc.	32,308,238
SOFTWARE & SERVICES – (7.31%)
1,330,752	Convera Corp., Class A*	5,209,894
48,410	Fiserv, Inc.*	2,462,859
64,430	Google Inc., Class A*	36,563,059
437,640	Iron Mountain Inc.*	13,339,267
1,036,000	Microsoft Corp.	30,525,740
116,550	Western Union Co.	2,444,054
		90,544,873
TECHNOLOGY HARDWARE & EQUIPMENT – (4.63%)
693,000	Agilent Technologies, Inc.*	25,557,840
873,730	Dell Inc.*	24,110,579
101,210	Molex Inc., Class A	2,566,180
143,057	Tyco Electronics Ltd.	5,068,510
		57,303,109

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TELECOMMUNICATION SERVICES – (3.15%)
207,070	American Tower Corp., Class A*	$9,015,828
3,325,900	Covad Communications Group, Inc.*	2,228,353
350,170	SK Telecom Co., Ltd., ADR (South Korea)	10,400,049
915,700	Sprint Nextel Corp.	17,398,300
		39,042,530

Total Common Stock – (identified cost $946,850,177)	1,198,119,390

CONVERTIBLE BONDS – (0.69%)

TELECOMMUNICATION SERVICES – (0.69%)
$5,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $5,600,000)	8,554,000

SHORT TERM INVESTMENTS – (2.93%)

10,846,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $10,850,591
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.308%, 02/15/08-08/01/45,
	total market value $11,062,920)	10,846,000
8,677,000	Citigroup Global Markets Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $8,680,673
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0%-7.361%, 2/15/27-09/25/37,
	total market value $8,850,540)	8,677,000
10,846,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.05%,
	10/01/07, dated 09/28/07, repurchase value of $10,850,564
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-8.00%, 01/01/09-08/01/37,
	total market value $11,062,920)	10,846,000
5,936,000	UBS Securities LLC Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $5,938,513
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 03/01/20-09/01/37,
	total market value $6,054,720)	5,936,000

Total Short Term Investments – (identified cost $36,305,000)	36,305,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Total Investments – (100.39%) – (identified cost $988,755,177) – (a)	$1,242,978,390
Liabilities Less Other Assets – (0.39%)	(4,796,686)
Net Assets – (100.00%)	$1,238,181,704

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)     Aggregate cost for Federal Income Tax purposes is $997,294,374. At September 30, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$296,069,887
Unrealized depreciation	(50,385,871)
Net unrealized appreciation	$245,684,016

(b)  Illiquid security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Opportunity Fund was $7,178,000, or 0.58% of the Fund’s net assets as of September 30, 2007.

Please refer to “Notes to Schedule of Investments” on page 25 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS GOVERNMENT BOND FUND

Principal	Security	Value
MORTGAGES – (67.53%)

COLLATERALIZED MORTGAGE OBLIGATIONS – (12.56%)
$3,094,789	Fannie Mae, 4.00%, 11/25/16	$3,035,108
1,625,000	Freddie Mac, 5.00%, 08/15/14	1,625,176
1,332,808	Freddie Mac, 5.00%, 08/15/16	1,333,097
		5,993,381
FANNIE MAE POOLS – (34.24%)
396,140	6.12%, 10/01/08 Pool No. 380999	396,456
4,249,286	6.00%, 09/01/17 Pool No. 665776	4,320,253
2,631,206	4.50%, 06/01/18 Pool No. 727579	2,569,537
2,748,204	4.50%, 10/01/18 Pool No. 740825	2,674,689
850,556	4.50%, 04/01/19 Pool No. 773538	821,691
202,201	6.50%, 07/01/32 Pool No. 635069	207,458
405,308	4.653%, 01/01/33 Pool No. 681153 (b)	414,959
1,349,535	4.696%, 05/01/35 Pool No. 826242 (b)	1,332,635
1,516,751	5.052%, 01/01/36 Pool No. 848973 (b)	1,502,137
521,357	5.602%, 03/01/36 Pool No. 843396 (b)	520,773
1,574,584	5.623%, 04/01/36 Pool No. 851605 (b)	1,578,258
		16,338,846
FREDDIE MAC POOLS – (19.11%)
135,932	4.00%, 07/01/08 Pool No. M90826	134,996
1,086,842	3.50%, 08/01/08 Pool No. M90830	1,075,283
724,752	3.00%, 10/01/10 Pool No. M91001	685,251
1,315,753	3.50%, 02/01/11 Pool No. M80909	1,267,630
972,639	3.50%, 04/01/11 Pool No. M91016	923,156
886,878	3.50%, 04/01/12 Pool No. M80974	850,072
2,391,251	5.00%, 08/01/20 Pool No. B19690	2,349,703
1,879,322	4.732%, 04/01/35 Pool No. 782528	1,831,053
		9,117,144
GINNIE MAE POOLS – (1.62%)
820,183	4.00%, 08/20/20 Pool No. 003811	773,894

	Total Mortgages – (identified cost $32,272,714)	32,223,265

GOVERNMENT AGENCY NOTES – (29.48%)
250,000	Fannie Mae, 4.00%, 04/01/08 (c)	248,976
2,000,000	Fannie Mae, 6.00%, 05/15/08	2,015,021
200,000	Fannie Mae, 4.50%, 12/02/11	196,651
1,000,000	Federal Home Loan Bank, 4.00%, 06/13/08	995,170
4,000,000	Federal Home Loan Bank, 0.14%, 07/17/08 (b)	3,853,529

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS GOVERNMENT BOND FUND – (Continued)

Principal	Security	Value
GOVERNMENT AGENCY NOTES – (Continued)
$1,000,000	Federal Home Loan Bank, 4.00%, 08/28/08	$992,770
500,000	Federal Home Loan Bank, 3.75%, 10/21/08	493,157
950,000	Federal Home Loan Bank, 4.75%, 10/30/08	949,749
600,000	Federal Home Loan Bank, 3.785%, 11/21/08	591,358
200,000	Federal Home Loan Bank, 3.35%, 12/26/08	195,879
500,000	Federal Home Loan Bank, 4.30%, 08/10/09	494,590
1,000,000	Federal Home Loan Bank, 4.875%, 03/12/10	1,009,835
300,000	Federal Home Loan Bank, 4.00%, 12/30/10	291,882
300,000	Federal Home Loan Bank, 5.37%, 07/12/11	300,020
400,000	Freddie Mac, 4.50%, 10/15/08	399,723
230,000	Freddie Mac, 3.00%, 06/30/09	222,211
320,000	Freddie Mac, 4.50%, 09/17/09	318,676
500,000	Freddie Mac, 4.00%, 09/17/12 (c)	497,614

	Total Government Agency Notes – (identified cost $14,027,371)	14,066,811

SHORT TERM INVESTMENTS – (3.11%)

443,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $443,188
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.308%, 02/15/08-08/01/45,
	total market value $451,860)	443,000
354,000	Citigroup Global Markets Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $354,150
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-7.361%, 02/15/27-9/25/37,
	total market value $361,080)	354,000
443,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.05%,
	10/01/07, dated 09/28/07, repurchase value of $443,186
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-8.00%, 01/01/09-08/01/37,
	total market value $451,860)	443,000
242,000	UBS Securities LLC Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $242,102
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 3/01/20-09/01/37,
	total market value $246,840)	242,000

	Total Short Term Investments – (identified cost $1,482,000)	1,482,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS GOVERNMENT BOND FUND – (Continued)

Total Investments – (100.12%) – (identified cost $47,782,085) – (a)	$47,772,076
Liabilities Less Other Assets – (0.12%)	(58,615)
Net Assets – (100%)	$47,713,461

(a)  Aggregate cost for Federal Income Tax purposes is $47,782,085. At September 30, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$186,089
Unrealized depreciation	(196,098)
Net unrealized depreciation	$(10,009)

(b)  The interest rates on adjustable rate securities, shown as of September 30, 2007, may change daily or less frequently and are based on indices of market interests rates.

(c)  Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate. Step-up bonds reflect the current effective yield on the security.

Please refer to “Notes to Schedule of Investments” on page 25 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND

Principal	Security	Value
FANNIE MAE – (16.96%)
$7,000,000	5.319%, 10/05/07 (b)	$6,996,038
345,000	3.125%, 10/26/07	344,468
400,000	3.24%, 10/26/07	399,516
8,000,000	5.25%, 10/30/07	7,999,552
2,000,000	4.90%, 11/28/07	1,998,670
11,675,000	2.82%, 12/26/07	11,608,867
20,000,000	4.625%, 01/15/08	19,965,806
1,235,000	5.125%, 01/18/08	1,234,387
3,000,000	4.30%, 01/28/08	2,990,146
12,000,000	5.15%, 02/04/08	11,998,065
5,000,000	4.53%, 02/15/08	4,985,671
3,000,000	3.86%, 02/22/08	2,985,664
4,000,000	4.00%, 02/22/08	3,984,463
750,000	5.10%, 02/22/08	749,243
175,000	4.50%, 02/27/08	174,477
724,000	5.00%, 02/27/08	723,049
250,000	4.31%, 03/24/08	249,058
12,500,000	4.00%, 05/20/08 (d)	12,407,866
4,100,000	3.25%, 06/04/08	4,043,410
2,000,000	3.01%, 06/09/08	1,977,903

	Total Fannie Mae – (identified cost $97,816,319)	97,816,319

FEDERAL FARM CREDIT BANK – (0.17%)
1,000,000	4.03%, 06/30/08 – (identified cost $992,313)	992,313

FEDERAL HOME LOAN BANK – (21.27%)
5,000,000	3.25%, 10/12/07 (d)	4,997,068
1,450,000	5.00%, 10/12/07 (d)	1,449,807
1,075,000	3.625%, 10/19/07	1,074,116
250,000	4.625%, 10/24/07	249,892
500,000	4.625%, 10/24/07	499,783
400,000	4.00%, 10/26/07	399,651
2,400,000	5.00%, 11/02/07 (d)	2,399,260
1,500,000	3.50%, 11/15/07	1,496,731
500,000	4.33%, 11/23/07	499,229
500,000	3.45%, 11/26/07	498,527
1,630,000	3.50%, 11/27/07	1,625,709
750,000	3.57%, 11/28/07	747,960

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Principal	Security	Value
FEDERAL HOME LOAN BANK – (Continued)

$840,000	5.25%, 12/12/07 (d)	$838,958
2,000,000	4.25%, 12/14/07 (d)	1,995,850
745,000	3.75%, 12/17/07	742,603
200,000	2.50%, 12/26/07	198,716
500,000	3.38%, 12/26/07	497,745
8,500,000	4.25%, 12/26/07 (d)	8,473,998
300,000	3.00%, 12/28/07	298,384
1,000,000	3.00%, 12/28/07	994,855
1,325,000	3.07%, 01/15/08	1,316,707
6,000,000	3.50%, 01/22/08 (d)	5,968,308
21,000,000	4.142%, 01/24/08 (c)	21,000,000
500,000	3.42%, 01/28/08	497,817
500,000	3.10%, 01/29/08	496,525
500,000	2.86%, 01/30/08	496,012
9,000,000	5.25%, 02/01/08	8,999,934
500,000	5.25%, 02/13/08	499,823
7,000,000	4.47%, 02/15/08	6,981,206
880,000	5.10%, 03/06/08	879,276
455,000	6.02%, 03/17/08	456,585
500,000	3.53%, 03/20/08	495,867
750,000	4.25%, 03/24/08	746,159
2,000,000	5.00%, 03/28/08	1,997,537
2,000,000	3.00%, 04/01/08	1,983,628
8,000,000	3.40%, 04/08/08	7,925,924
1,000,000	4.27%, 04/11/08	994,533
670,000	4.125%, 04/18/08	666,072
1,000,000	4.10%, 05/19/08	992,339
1,000,000	3.75%, 06/16/08	989,427
1,000,000	4.04%, 07/14/08	992,071
810,000	4.25%, 07/16/08	804,784
500,000	3.10%, 07/22/08	492,269
1,000,000	3.32%, 07/28/08	985,721
1,200,000	5.00%, 07/30/08	1,197,362
2,000,000	5.00%, 08/08/08	1,998,067
5,000,000	3.70%, 08/14/08	4,942,221
13,000,000	4.08%, 08/18/08	12,889,885
3,500,000	5.20%, 08/28/08	3,500,000
500,000	4.00%, 09/29/08	495,573

	Total Federal Home Loan Bank – (identified cost $122,660,474)	122,660,474

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Principal	Security	Value
FREDDIE MAC – (8.38%)

$200,000	3.00%, 10/15/07	$199,830
14,500,000	5.125%, 10/24/07	14,498,219
1,400,000	4.375%, 11/16/07	1,398,819
2,500,000	4.15%, 12/07/07	2,494,797
5,000,000	2.85%, 01/09/08	4,967,899
800,000	3.875%, 02/12/08	795,659
1,200,000	3.50%, 02/13/08	1,192,216
500,000	4.50%, 02/15/08	498,463
905,000	4.625%, 02/21/08	902,557
1,000,000	3.25%, 02/25/08	992,128
4,250,000	3.40%, 02/25/08	4,221,678
480,000	4.00%, 03/28/08 (d)	476,954
1,000,000	3.125%, 04/04/08	991,806
625,000	5.75%, 04/15/08	626,679
8,500,000	5.27%, 04/25/08	8,500,000
3,750,000	3.75%, 05/12/08	3,717,723
500,000	3.25%, 05/14/08	493,776
700,000	3.00%, 05/15/08	690,862
700,000	3.08%, 07/09/08	688,303

	Total Freddie Mac – (identified cost $48,348,368)	48,348,368

FREDDIE MAC MORTGAGE POOL – (2.24%)
355,316	3.50%, 03/01/08 Pool No. M90813	352,632
2,680,780	4.00%, 03/01/08 Pool No. M90802	2,667,124
1,879,081	4.50%, 03/01/08 Pool No. M90803	1,873,066
2,512,474	3.50%, 04/01/08 Pool No. M90820	2,493,190
2,363,089	4.00%, 04/01/08 Pool No. M90808	2,349,931
1,344,296	3.50%, 06/01/08 Pool No. M90825	1,328,035
1,840,140	4.00%, 06/01/08 Pool No. M90818	1,828,321

	Total Freddie Mac Pools – (identified cost $12,892,299)	12,892,299

PRIVATE EXPORT FUNDING – (0.14%)
800,000	3.40%, 02/15/08 – (identified cost $794,318)	794,318

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Principal	Security	Value
REPURCHASE AGREEMENTS – (50.79%)

$87,509,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $87,546,045
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.308%, 02/15/08-08/01/45,
	total market value $89,259,180)	$87,509,000
70,007,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $70,036,636
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 0%-7.361%, 02/15/27-09/25/37,
	total market value $71,407,140)	70,007,000
87,509,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.05%,
	10/01/07, dated 09/28/07, repurchase value of $87,545,827
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-8.00%, 01/01/09-08/01/37,
	total market value $89,259,180)	87,509,000
47,902,000	UBS Securities LLC Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $47,922,279
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.50%-6.00%, 03/01/20-09/01/37,
	total market value $48,860,040)	47,902,000

	Total Repurchase Agreements – (identified cost $292,927,000)	292,927,000

Total Investments – (99.95%) – (identified cost $576,431,091) – (a)	576,431,091
Other Assets Less Liabilities– (0.05%)	287,487
Net Assets – (100%)	$576,718,578
(a)	Aggregate cost for Federal Income Tax Purposes is $576,431,091.
(b)	Zero coupon bonds reflect effective yield on the date of purchase.

(c)  The interest rates on floating rate securities, shown as of September 30, 2007, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(d)  Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate. Step-up bonds reflect the current effective yield on the security.

Please refer to “Notes to Schedule of Investments” on page 25 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS FINANCIAL FUND

Shares	Security	Value
COMMON STOCK – (99.49%)

CAPITAL GOODS – (2.55%)
562,500	Tyco International Ltd.	$24,941,250
CAPITAL MARKETS – (6.65%)
393,500	Ameriprise Financial, Inc.	24,833,785
742,000	Bank of New York Mellon Corp	32,751,880
13,900	RHJ International* (Belgium)	252,714
396,550	RHJ International, 144A* (Belgium) (b)(d)	7,190,403
		65,028,782
COMMERCIAL BANKS – (9.81%)
1,208,000	Commerce Bancorp, Inc.	46,846,240
75,700	ICICI Bank Ltd., ADR (India)	3,990,904
402,350	State Bank of India, GDR (India)	45,063,200
		95,900,344
COMMERCIAL SERVICES & SUPPLIES – (7.16%)
710,650	D&B Corp.	70,077,197
CONSUMER FINANCE – (17.07%)
1,949,000	American Express Co.	115,712,130
1,351,000	First Marblehead Corp.	51,243,430
		166,955,560
CONSUMER SERVICES – (1.71%)
791,000	H&R Block, Inc.	16,753,380
DIVERSIFIED FINANCIAL SERVICES – (9.56%)
1,019,560	JPMorgan Chase & Co.	46,716,239
872,600	Moody’s Corp.	43,979,040
76,000	Oaktree Capital Group, LLC, Class A (c)	2,812,000
		93,507,279
HEALTHCARE EQUIPMENT & SERVICES – (2.17%)
512,500	Covidien Ltd.*	21,268,750
LIFE & HEALTH INSURANCE – (4.50%)
510,033	China Life Insurance Co., Ltd., ADR (China)	43,975,045
MATERIALS – (2.40%)
918,000	Sealed Air Corp.	23,464,080
MULTI-LINE INSURANCE – (12.99%)
826,796	American International Group, Inc.	55,932,749
1,470,600	Loews Corp.	71,103,510
		127,036,259

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS FINANCIAL FUND – (Continued)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

PROPERTY & CASUALTY INSURANCE – (8.32%)
337,300	FPIC Insurance Group, Inc.*	$14,507,273
88,200	Markel Corp.*	42,688,800
1,244,000	Progressive Corp. (Ohio)	24,146,040
		81,342,113
REINSURANCE – (12.56%)
225,000	Everest Re Group, Ltd.	24,804,000
1,394,187	Transatlantic Holdings, Inc.	98,053,172
		122,857,172
TECHNOLOGY HARDWARE & EQUIPMENT – (2.04%)
562,500	Tyco Electronics Ltd.	19,929,375

Total Common Stock – (identified cost $454,607,049)	973,036,586

SHORT TERM INVESTMENTS – (0.62%)

$1,801,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $1,801,762
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.308%, 02/15/08-08/01/45,
	total market value $1,837,020)	1,801,000
1,441,000	Citigroup Global Markets Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $1,441,610
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-7.361%, 02/15/27-9/25/37,
	total market value $1,469,820)	1,441,000
1,801,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.05%,
	10/01/07, dated 09/28/07, repurchase value of $1,801,758
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-8.00%, 01/01/09-08/01/37,
	total market value $1,837,020)	1,801,000
986,000	UBS Securities LLC Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $986,417
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 03/01/20-09/01/37,
	total market value $1,005,720)	986,000

	Total Short Term Investments – (identified cost 6,029,000)	6,029,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS FINANCIAL FUND – (Continued)

Total Investments – (100.11%) – (identified cost $460,636,049) – (a)	$979,065,586
Liabilities Less Other Assets – (0.11%)	(1,111,263)
Net Assets – (100%)	$977,954,323

*Non-Income Producing Security.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $460,636,049. At September 30, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$519,754,827
Unrealized depreciation	(1,325,290)
Net unrealized appreciation	$518,429,537

(b)  These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $7,190,403 or 0.74% of the Fund’s net assets, as of September 30, 2007.

(c)  Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Financial Fund was $2,812,000 or 0.29% of the Fund’s net assets as of September 30, 2007.

(d)  Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities in Davis Financial Fund was $7,190,403 or 0.74% of the Fund’s net assets as of September 30, 2007.

Please refer to “Notes to Schedule of Investments” on page 25 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS APPRECIATION & INCOME FUND

Shares/Principal	Security	Value
CONVERTIBLE PREFERRED STOCK – (2.64%)

CAPITAL GOODS – (0.57%)
109,741	United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd.	$5,322,438
TRANSPORTATION – (0.66%)
161,300	Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd.	6,210,050
UTILITIES – (1.41%)
271,310	AES Trust III, 6.75%, 10/15/29, Conv. Pfd.	13,223,649

	Total Convertible Preferred Stock – (identified cost $18,314,926)	24,756,137

CONVERTIBLE BONDS – (37.94%)

CAPITAL GOODS – (2.78%)
$8,500,000	Quanta Services, Inc., Conv. Sub. Deb., 4.50%, 10/01/23	20,570,000
3,720,000	United Rentals North America Inc., Conv. Sr. Sub., 1.875%, 10/15/23	5,487,000
		26,057,000
COMMERCIAL SERVICES & SUPPLIES – (3.75%)
15,710,000	School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero Cpn., 08/01/23 (e)	15,808,188
8,500,000	School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	8,138,750
10,000,000	Waste Connections, Inc., Conv. Sr. Notes, 3.75%, 04/01/26	11,250,000
		35,196,938
ENERGY – (6.64%)
12,400,000	Lehman Brothers Holdings Inc., Conv. Notes (Convertible into
	Devon Energy Corp.), 0.25%, 08/23/11 (f)	26,611,640
37,000,000	Nabors Industries, Inc., Conv. Sr. Notes, 0.94%, 05/15/11	35,658,750
		62,270,390
MATERIALS – (1.38%)
13,500,000	Sealed Air Corp., Ser. 144A, Conv. Sr. Notes, 3.00%, 06/30/33 (b)	12,960,000
MEDIA – (1.02%)
16,050,000	News America Inc., Conv. Notes, Zero Cpn., 3.38%, 02/28/21 (c) (d) (f)	9,571,418
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (1.22%)
8,000,000	Amgen Inc., Conv. Sr. Notes, 0.125%, 02/01/11	7,470,000
4,400,000	Valeant Pharmaceuticals International, Conv. Sub. Notes,
	4.00%, 11/15/13	3,998,500
		11,468,500
REAL ESTATE – (12.40%)
16,000,000	Forest City Enterprises, Inc., Conv. Sr. Notes, 3.625%, 10/15/11	16,441,600
21,000,000	General Growth Properties, Inc., Ser. 144A Conv. Sr. Notes,
	3.98%, 04/15/27 (b)	19,057,500
21,500,000	Host Hotels & Resorts Inc., Ser. 144A Conv. Sr. Notes,
	2.625%, 04/15/27 (b)	19,484,375

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Principal	Security	Value
CONVERTIBLE BONDS – (Continued)

REAL ESTATE – (Continued)
$17,400,000	ProLogis, Ser. 144A Conv. Sr. Notes, 2.25%, 04/01/37 (b)	$17,813,250
18,000,000	Reckson Operating Partnership, L.P., Conv. Sr. Notes
	(Convertible into SL Green Realty Corp.), 4.00%, 06/15/25	18,922,500
19,000,000	Vornado Realty Trust, Conv. Sr. Deb., 3.625%, 11/15/26	24,581,250
		116,300,475
RETAILING – (2.24%)
17,000,000	Amazon.com, Inc., Conv. Sub. Notes, 4.75%, 02/01/09	21,016,250
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (4.65%)
5,000,000	Agere Systems Inc., Conv. Sub. Notes, 6.50%, 12/15/09	5,075,000
5,260,000	Fairchild Semiconductor Corp., Conv. Sr. Sub., 5.00%, 11/01/08	5,207,400
32,000,000	Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	33,280,000
		43,562,400
TECHNOLOGY HARDWARE & EQUIPMENT – (1.86%)
18,500,000	JDS Uniphase Corp, Conv. Sr. Notes, Zero Cpn.,
	2.32%, 11/15/10 (c) (d)	17,482,500

	Total Convertible Bonds – (identified cost $323,139,296)	355,885,871

CORPORATE BONDS – (4.45%)

CAPITAL GOODS – (1.25%)
12,000,000	Masco Corp., 6.125%, 10/03/16	11,732,844
ENERGY – (0.15%)
1,300,000	Occidental Petroleum Corp., Sr. Notes, 6.75%, 01/15/12	1,377,728
FOOD, BEVERAGE & TOBACCO – (1.21%)
11,000,000	Tyson Foods, Inc., Sr. Notes, 6.85%, 04/01/16	11,390,687
HOUSEHOLD & PERSONAL PRODUCTS – (0.58%)
6,000,000	Avon Products, Inc., Sr. Notes, 4.20%, 07/15/18	5,391,804
RETAILING – (1.26%)
1,900,000	AutoZone, Inc., Sr. Notes, 5.50%, 11/15/15	1,853,192
10,000,000	Kohl’s Corp., Sr. Notes, 6.25%, 12/15/17	10,008,230
		11,861,422

	Total Corporate Bonds – (identified cost $41,661,602)	41,754,485

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Shares	Security	Value

COMMON STOCK – (36.69%)

CAPITAL GOODS – (4.03%)
432,000	General Electric Co.	$17,884,800
525,400	Masco Corp.	12,173,518
47,700	Quanta Services, Inc.*	1,261,665
200,000	United Rentals, Inc.*	6,434,000
		37,753,983
COMMERCIAL BANKS – (0.50%)
254,451	HSBC Holdings PLC (United Kingdom)	4,708,884
COMMERCIAL SERVICES & SUPPLIES – (1.63%)
90,000	School Specialty, Inc.*	3,114,450
382,000	Waste Connections, Inc.*	12,132,320
		15,246,770
CONSUMER FINANCE – (1.80%)
285,000	American Express Co.	16,920,450
DIVERSIFIED FINANCIAL SERVICES – (1.60%)
321,500	Citigroup Inc.	15,004,405
ENERGY – (0.20%)
29,000	Occidental Petroleum Corp.	1,858,320
FOOD & STAPLES RETAILING – (4.60%)
128,485	Costco Wholesale Corp.	7,890,264
720,000	Whole Foods Market, Inc.	35,269,200
		43,159,464
FOOD, BEVERAGE & TOBACCO – (3.83%)
340,000	Coca-Cola Co.	19,539,800
917,300	Tyson Foods, Inc., Class A	16,373,805
		35,913,605
HEALTH CARE EQUIPMENT & SERVICES – (2.33%)
401,600	Universal Health Services, Inc., Class B	21,855,072
HOUSEHOLD & PERSONAL PRODUCTS – (2.27%)
567,200	Avon Products, Inc.	21,287,016
MATERIALS – (1.06%)
390,000	Sealed Air Corp.	9,968,400
MEDIA – (1.28%)
425,000	News Corp., Class A	9,345,750
115,000	News Corp., Class B	2,689,850
		12,035,600

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

MULTI-LINE INSURANCE – (2.00%)
277,400	American International Group, Inc.	$18,766,110
REAL ESTATE – (0.78%)
27,000	Forest City Enterprises, Inc., Class A	1,489,320
80,000	General Growth Properties, Inc.	4,289,600
69,300	Host Hotels & Resorts Inc.	1,555,092
		7,334,012
RETAILING – (4.67%)
72,900	AutoZone, Inc.*	8,466,606
180,350	J. C. Penney Co., Inc.	11,428,779
417,400	Kohl’s Corp.*	23,929,542
		43,824,927
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT– (1.72%)
337,900	Fairchild Semiconductor International, Inc.*	6,311,972
296,700	International Rectifier Corp.*	9,788,133
		16,100,105
SOFTWARE & SERVICES – (1.15%)
183,000	SAP AG, ADR (Germany)	10,736,610
UTILITIES – (1.24%)
580,700	AES Corp.*	11,637,228

	Total Common Stock – (identified cost $303,549,252)	344,110,961

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Principal	Security	Value
SHORT TERM INVESTMENTS – (18.87%)

FEDERAL HOME LOAN BANK – (3.29%)

$31,216,000	4.52%, 12/21/07(d)(g)	$30,875,118

REPURCHASE AGREEMENTS – (15.58%)

43,642,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $43,660,475
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.308%, 02/15/08-08/01/45,
	total market value $44,514,840)	43,642,000
34,914,000	Citigroup Global Markets Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $34,928,780
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-7.361%, 02/15/27-9/25/37,
	total market value $35,612,280)	34,914,000
43,642,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.05%,
	10/01/07, dated 09/28/07, repurchase value of $43,660,366
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-8.00%, 01/01/09-08/01/37,
	total market value $44,514,840)	43,642,000
23,891,000	UBS Securities LLC Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $23,901,114
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 03/01/20-09/01/37,
	total market value $24,368,820)	23,891,000

		146,089,000

Total Short Term Investments – (identified cost $176,979,695)	176,964,118

Total Investments – (100.59%) – (identified cost $863,644,771) – (a)	943,471,572
Liabilities Less Other Assets – (0.59%)	(5,528,495)
Net Assets – (100.00%)	$937,943,077

*Non-Income Producing Security.

ADR: American Depositary Receipt

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

(a)  Aggregate cost for Federal Income Tax purposes is $863,644,771. At September 30, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$91,301,652
Unrealized depreciation	(11,474,851)
Net unrealized appreciation	$79,826,801

(b)  These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $69,315,125 or 7.39% of the Fund’s net assets, as of September 30, 2007.

(c)  As of September 30, 2007 zero coupon bonds represented $27,053,918 or 2.88% of the Fund’s net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(d)	Zero coupon bonds reflect effective yield on the date of purchase.

(e)  Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

(f)  Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Appreciation & Income Fund was $36,183,058 or 3.86% of the Fund’s net assets as of September 30, 2007.

(g)	A sufficient amount of liquid assets has been designated to cover outstanding futures contracts, as follows:
		Unrealized
		Appreciation
	Contracts	(Depreciation)
S&P 500 Index Futures Contract, expiring 12/20/07
(underlying face value $30,762,000)	80	$ (96,400)

Please refer to “Notes to Schedule of Investments” on page 25 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS REAL ESTATE FUND

Shares	Security	Value
COMMON STOCK – (89.92%)

CAPITAL GOODS – (2.60%)
458,000	General Electric Co.	$18,961,200
DIVERSIFIED REITS – (5.60%)
1,127,800	Cousins Properties, Inc.	33,112,208
70,600	Vornado Realty Trust	7,720,110
		40,832,318
INDUSTRIAL REITS – (5.03%)
1,583,683	Brixton PLC (United Kingdom)	11,737,670
1,291,200	DCT Industrial Trust Inc.	13,518,864
524,500	First Potomac Realty Trust	11,434,100
		36,690,634
OFFICE REITS – (25.67%)
462,513	Alexandria Real Estate Equities, Inc.	44,521,501
306,242	Boston Properties, Inc.	31,818,544
729,238	Corporate Office Properties Trust	30,358,178
849,419	Derwent London PLC (United Kingdom)	29,127,366
734,073	Duke Realty Corp.	24,819,008
228,358	SL Green Realty Corp.	26,665,364
		187,309,961
REAL ESTATE MANAGEMENT & DEVELOPMENT – (9.38%)
988,584	Forest City Enterprises, Inc., Class A	54,530,293
1,120,000	Minerva PLC* (United Kingdom)	5,184,559
259,500	St. Joe Co.	8,721,795
		68,436,647
RESIDENTIAL REITS – (9.16%)
604,800	American Campus Communities, Inc.	17,714,592
122,000	Archstone-Smith Trust	7,337,080
156,400	AvalonBay Communities, Inc.	18,464,584
198,100	Essex Property Trust, Inc.	23,290,617
		66,806,873
RETAIL REITS – (17.52%)
544,557	General Growth Properties, Inc.	29,199,146
433,100	Hammerson PLC (United Kingdom)	10,385,347
784,318	Kimco Realty Corp.	35,459,017
387,978	Regency Centers Corp.	29,777,312
419,600	Taubman Centers, Inc.	22,973,100
		127,793,922

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

SPECIALIZED REITS – (8.63%)
837,300	Host Hotels & Resorts Inc.	$18,789,012
1,067,200	Ventas, Inc.	44,182,080
		62,971,092
TRANSPORTATION – (6.33%)
455,500	Alexander & Baldwin, Inc.	22,820,550
288,000	Burlington Northern Santa Fe Corp.	23,376,960
		46,197,510

	Total Common Stock – (identified cost $519,780,715)	656,000,157

PREFERRED STOCK – (0.28%)

RESIDENTIAL REITS – (0.28%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.
	(identified cost $1,079,517)	2,070,288

CONVERTIBLE BONDS – (5.35%)

INDUSTRIAL REITS – (2.90%)
$20,690,000	ProLogis, Ser. 144A Conv. Sr. Notes., 2.25%, 04/01/37 (b)	21,181,387
OFFICE REITS – (0.15%)
1,230,000	SL Green Realty Corp., Ser. 144A Conv. Sr. Notes., 3.00%, 03/30/27 (b)	1,136,213
RETAIL REITS – (2.30%)
18,456,000	General Growth Properties, Inc., Ser. 144A Conv. Sr. Notes,
	3.98%, 04/15/27 (b)	16,748,820

	Total Convertible Bonds – (identified cost $39,686,235)	39,066,420

SHORT TERM INVESTMENTS – (4.20%)
9,143,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $9,146,871
	(collateralized by: U.S. Government agency mortgages and obligations
	pooled cash account, 4.125%-7.308%, 02/15/08-08/01/45,
	total market value $9,325,860)	9,143,000
7,315,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $7,318,097
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 0.00%-7.361%, 02/15/27-09/25/37,
	total market value $7,461,300)	7,315,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

Principal	Security	Value
SHORT TERM INVESTMENTS – (Continued)

$9,143,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.05%,
	10/01/07, dated 09/28/07, repurchase value of $9,146,848
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-8.00%, 01/01/09-08/01/37,
	total market value $9,325,860)	$9,143,000
5,006,000	UBS Securities LLC Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $5,008,119
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.50%-6.00%, 03/01/20-09/01/37,
	total market value $5,106,120)	5,006,000

	Total Short Term Investments – (identified cost $30,607,000)	30,607,000

	Total Investments – (99.75%) – (identified cost $591,153,467) – (a)	727,743,865
	Other Assets Less Liabilities – (0.25%)	1,814,908
	Net Assets – (100.00%)	$729,558,773

*Non-Income Producing Security.

(a)  Aggregate cost for Federal Income Tax purposes is $592,274,871. At September 30, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$157,899,644
Unrealized depreciation	(22,430,650)
Net unrealized appreciation	$135,468,994

(b)  These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $39,066,420, or 5.35% of the Fund’s net assets, as of September 30, 2007.

Please refer to “Notes to Schedule of Investments” on page 25 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Security Valuation – The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days are valued at market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2007

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: November 29, 2007